Royalty Purchase and Sale Agreement	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Cara Therapeutics, Inc.
Royalty Purchase and Sale Agreement

9.Royalty Purchase and Sale Agreement

During the fourth quarter of 2023, Cara, through its wholly-owned subsidiary Cara Royalty Sub, entered into the Purchase and Sale Agreement (the “Original HCR Agreement”) by and among Cara Royalty Sub, HCRX Investments HoldCo, L.P. (“HCRX”) and HealthCare Royalty Partners IV, L.P. (“HCR IV” and together with HCRX, “HCR”), pursuant to which Cara Royalty Sub sold, or agreed to sell, to HCR certain of its rights to receive royalty payments (the “Royalties”), due and payable to Cara Royalty Sub (as assignee of Cara) under the Maruishi Agreement and Vifor Agreement No. 2. (as defined below), collectively the Covered License

Agreements, in exchange for up to $40,000. Cara has retained all of its rights, title and interest in, to and under the Covered License Agreements that relate to any non-intravenous formulation of difelikefalin.

Under the terms of the Original HCR Agreement, Cara Royalty Sub received an upfront payment of $16,915 in November 2023, representing the $17,500 to which the Company was initially entitled, net of advisory fees and certain of HCR’s transaction-related expenses which Cara agreed to reimburse. In December 2023, Cara Royalty Sub received an additional payment of $19,770, representing the $20,000 milestone it achieved for Kapruvia (difelikefalin) pricing in Germany being approved above a certain threshold amount per dose, net of advisory fees. There were additional issuance costs of $211 related to the HCR Agreement resulting in aggregate net proceeds of $36,474. An additional $2,500 milestone payment was received in March 2025 upon achievement of a 2024 sales milestone of KORSUVA in Japan.

The Original HCR Agreement will automatically expire, and the payment of Royalties to HCR will cease, when HCR has received payments of Royalties equal to two times the aggregate amount of payments made by HCR under the Original HCR Agreement if achieved on or prior to December 31, 2029, or 2.8 times the aggregate amount of payments made by HCR under the Original HCR Agreement, if not achieved on or prior to December 31, 2029. After the Original HCR Agreement expires, all rights to receive the Royalties return to Cara Royalty Sub.

Issuance costs pursuant to the Original HCR Agreement consisting primarily of advisory and legal fees totaled $1,025 including the amount of HCR’s transaction-related expenses that Cara reimbursed. The effective interest rate includes cash flow projections for future royalty and milestone payments, which are sensitive to certain assumptions, including market size, market penetration and sales price, that are forward looking and could be affected by future market conditions. During the three months ended March 31, 2025 and 2024, $1,494 and $685, respectively, were repaid to HCR under the Original HCR Agreement.

On December 17, 2024, in connection with the Merger Agreement, Cara Sellers entered into the APA with Vifor Fresenius Medical Care Renal Pharma Ltd., pursuant to which, at the consummation of the Merger Agreement, Cara Sellers and CSL Vifor entered into the Asset Disposition for a purchase price of $900 (subject to certain adjustments with respect to inventory). Additionally, pursuant to the APA, at the consummation of the Asset Disposition, Cara paid CSL Vifor $3,000 to compensate CSL Vifor for the estimated incremental future expenses incurred by CSL Vifor as a result of the transfer of the assets acquired and the liabilities assumed by it in connection with the Asset Disposition. Pursuant to the APA, in connection with the consummation of the Asset Disposition, CSL Vifor and HCR entered into a letter agreement with Cara to amend and replace the Original HCR Agreement (see Note 18, Subsequent Events).

The following table summarizes the activity of the Original HCR Agreement during the three months ended March 31, 2025 (in thousands):

Royalty purchase and sale agreement balance at December 31, 2024	$44,448
Payments	(1,494)
Non-cash interest expense	2,867
Balance at March 31, 2025	$45,821

Effective interest rate	27.85%

10.Royalty Purchase and Sale Agreement

During the fourth quarter of 2023, the Company, through its wholly-owned subsidiary Cara Royalty Sub, entered into the HCR Agreement with HCR, pursuant to which Cara Royalty Sub sold, or agreed to sell, to HCR certain of its rights to receive royalty payments, or the Royalties, due and payable to Cara Royalty Sub (as assignee of the Company) under the Maruishi Agreement and Vifor Agreement No. 2. (as defined below), collectively the Covered License Agreements, in exchange for up to $40,000. The Company has retained all of its rights, title and interest in, to and under the Covered License Agreements that relate to any non-intravenous formulation of difelikefalin.

Under the terms of the HCR Agreement, Cara Royalty Sub received an upfront payment of $16,915 in November 2023, representing the $17,500 to which the Company was initially entitled, net of advisory fees and certain of HCR’s transaction-related expenses which the Company agreed to reimburse. In December 2023, Cara Royalty Sub received an additional payment of $19,770, representing the $20,000 milestone it achieved for Kapruvia (difelikefalin) pricing in Germany being approved above a certain threshold amount per dose, net of advisory fees. There were additional issuance costs of $211 related to the HCR Agreement resulting in aggregate net proceeds of $36,474. An additional $2,500 milestone payment is due to Cara Royalty Sub in the first quarter of 2025 for the achievement of a 2024 sales milestone of KORSUVA in Japan and is included within other receivables as of December 31, 2024.

The HCR Agreement will automatically expire, and the payment of Royalties to HCR will cease, when HCR has received payments of Royalties equal to two times the aggregate amount of payments made by HCR under the HCR Agreement if achieved on or prior to December 31, 2029, or 2.8 times the aggregate amount of payments made by HCR under the HCR Agreement, if not achieved on or prior to December 31, 2029. After the HCR Agreement expires, all rights to receive the Royalties return to Cara Royalty Sub.

Issuance costs pursuant to the HCR Agreement consisting primarily of advisory and legal fees totaled $1,025 including the amount of HCR’s transaction-related expenses that the Company reimbursed. The effective interest rate includes cash flow projections for future royalty and milestone payments, which are sensitive to certain assumptions, including market size, market penetration and sales price, that are forward looking and could be affected by future market conditions. During the year ended December 31, 2024, $3,604 was repaid to HCR under the HCR Agreement. There was no repayment made for the year ended December 31, 2023 as the first repayment was made in the first quarter of 2024.

The following table summarizes the activity of the HCR Agreement (in thousands):

Royalty purchase and sale agreement balance at December 31, 2023	$37,079
Payments	(3,604)
Non-cash interest expense	8,473
Receivable for additional HCR financing earned	2,500
Balance at December 31, 2024	$44,448

Effective interest rate	27.82%